Right-of-Use Assets (Details) - Schedule of Right-of-Use Assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-Use Assets (Details) - Schedule of Right-of-Use Assets [Line Items]
Beginning Balance		$ 1,908,877
Additions		432,335
Amortization	$ (102,840)	(88,764)
Amortization – Bophelo		(55,041)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(1,745,205)
Movement in exchange rates	5,412	(128,132)	(175,719)
Ending Balance	226,642	324,070
Land Lease [Member]
Right-of-Use Assets (Details) - Schedule of Right-of-Use Assets [Line Items]
Beginning Balance		1,908,877
Additions
Amortization
Amortization – Bophelo		(55,041)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(1,745,205)
Movement in exchange rates		(108,631)	(175,719)	$ (153,863)
Ending Balance
Office Lease [Member]
Right-of-Use Assets (Details) - Schedule of Right-of-Use Assets [Line Items]
Beginning Balance
Additions		432,335
Amortization	(102,840)	(88,764)
Amortization – Bophelo
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Movement in exchange rates	5,412	(19,501)
Ending Balance	$ 226,642	$ 324,070